Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108

                                May 5, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


     RE: DWS Money Market Series, (the "Fund"), a series of DWS Money Market Trust (the "Trust") (Reg. Nos. 2-78122 and 811-03495)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 46 to the Trust's Registration Statement on form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on April 30, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                    Very truly yours,


                                    /s/Scott D. Hogan

                                    Scott D. Hogan
                                    Vice President
                                    Deutsche Investment Management Americas Inc.

aht/sh

cc:      Thomas Hiller, Esq., Ropes & Gray